Related party transactions (Tables)	12 Months Ended
Mar. 26, 2022
Related Party Transactions [Abstract]
Balance Related to Related Parties
(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 26, 2022	March 27, 2021	March 28, 2020
		(In thousands)
Expenses incurred:
Management fees to related parties (b)	—	—	—
Consultant fees to a related party (d) & (g)	237	209	229
Expense reimbursement to a related party (e)	36	30	68
Interest expense on cash advance received from controlling shareholder (c)	297	370	426
Compensation paid to a related party (f)	364	332	345
Balances:
Accounts payable to related parties	75	66	231
Interest payable on cash advance received from controlling shareholder (c)	15	269	448
Receivable from joint venture (h)	1,543	—	—